Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Mar. 11, 2025	Dec. 31, 2024
Trade and other payables
Trade payables	$ 12,156		$ 12,945
Accrued salaries, bonuses, vacation pay and related taxes	4,520		3,123
Dividends payable	4,020	$ 4,020
Provision for indirect taxes	2,333		2,253
Accrued professional services	1,396		713
VAT payable			75
Indirect taxes payables	131		434
Other payables and advances received	582		669
Total	25,138		20,212
Cubic Games Studio Ltd
Trade and other payables
Indirect taxes payables	278		277
Nexters Global Ltd
Trade and other payables
Indirect taxes payables	$ 2,185		$ 2,410